Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—60.5%
	Aerospace/Defense—1.3%
$ 200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$ 197,566
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	141,016
	TOTAL	338,582
	Airlines—1.9%
350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	343,490
170,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	169,709
	TOTAL	513,199
	Automotive—5.5%
100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	101,058
150,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	150,000
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	75,066
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	386,595
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	197,926
120,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	114,204
60,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	59,425
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	250,644
150,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	150,662
	TOTAL	1,485,580
	Banking—0.5%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	145,675
	Building Materials—0.9%
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	82,808
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	168,941
	TOTAL	251,749
	Cable Satellite—3.0%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	146,916
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	163,223
200,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	176,163
200,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	191,421
150,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	138,245
	TOTAL	815,968
	Chemicals—1.3%
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	186,517
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	174,698
	TOTAL	361,215
	Construction Machinery—0.7%
200,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	197,493
	Consumer Cyclical Services—1.4%
100,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	93,927
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	91,328
200,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	197,212
	TOTAL	382,467
	Consumer Non-Cyclical - Health Care—0.3%
70,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	69,567

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—1.4%
$ 250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$ 228,843
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	140,250
		TOTAL	369,093
		Diversified Manufacturing—2.6%
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	245,000
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	352,562
100,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	102,212
		TOTAL	699,774
		Finance Companies—1.4%
100,000	[1]	American Express Co., Sr. Unsecd. Note, 5.785% (SOFR +0.930%), 3/4/2025	100,268
150,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	146,995
150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	140,445
		TOTAL	387,708
		Financial Institutions—0.8%
225,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.613% (3-month USLIBOR +0.890%), 7/23/2024	225,105
		Food & Beverage—1.7%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	243,817
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	96,151
130,000		US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	129,729
		TOTAL	469,697
		Gaming—5.6%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	87,520
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	236,846
50,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,229
200,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	193,229
200,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	199,397
200,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	176,364
150,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	140,307
210,000		Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	201,951
250,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	248,332
		TOTAL	1,534,175
		Health Care—2.5%
150,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	127,500
200,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	135,134
100,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	79,730
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	350,000
		TOTAL	692,364
		Independent Energy—3.2%
150,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	141,533
250,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	245,071
250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	241,374
250,000		Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	234,261
		TOTAL	862,239
		Industrial - Other—0.4%
150,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	114,181
		Insurance - P&C—4.4%
282,890		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	254,793
200,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	197,205
300,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	295,498
185,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	153,426

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 300,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	$ 294,944
	TOTAL	1,195,866
	Leisure—0.6%
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	152,136
	Lodging—0.7%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	198,729
	Media Entertainment—2.0%
100,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	73,000
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	123,535
200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	140,447
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	115,506
100,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	92,720
	TOTAL	545,208
	Midstream—4.3%
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	239,540
350,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	343,437
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	94,659
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	242,500
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	239,537
	TOTAL	1,159,673
	Oil Field Services—2.8%
100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	95,551
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	281,856
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	246,068
25,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	25,317
110,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	104,614
	TOTAL	753,406
	Packaging—1.4%
150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	125,932
100,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	99,112
150,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	141,240
	TOTAL	366,284
	Paper—1.4%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	389,000
	Pharmaceuticals—0.3%
100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	88,755
	Retailers—0.5%
150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	146,460
	Technology—2.7%
200,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	175,000
250,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	249,538
75,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	66,697
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	136,500
150,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	112,184
	TOTAL	739,919
	Transportation Services—2.3%
400,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	388,800
250,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	239,545
	TOTAL	628,345

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—0.3%
$ 110,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	$ 87,111
		Wireless Communications—0.4%
100,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 6.421% (3-month USLIBOR +1.100%), 5/15/2025	100,914
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,570,828)	16,467,637
	[1]	FLOATING RATE LOANS—24.6%
		Aerospace/Defense—0.7%
197,943		Peraton Corp., Term Loan B–1st Lien, Series B, 9.003% (SOFR CME +3.750%), 2/1/2028	188,117
		Automotive—0.7%
99,500		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.436%–8.654% (SOFR CME +3.500%), 12/13/2029	97,759
100,000		Dexko Global, Inc., 2022 USD Term Loan–1st Lien, 11.398% (SOFR CME +6.500%), 10/4/2028	95,625
		TOTAL	193,384
		Building Materials—0.5%
149,625		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.684% (SOFR CME +5.625%), 8/1/2028	140,167
		Chemicals—1.2%
93,750		Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4–1st Lien, 7.898% (SOFR CME +3.000%), 12/20/2029	93,728
220,259		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 7.660% (SOFR CME +2.500%), 3/2/2026	219,480
		TOTAL	313,208
		Consumer Cyclical Services—0.7%
100,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, Series B, 9.881% (SOFR CME +4.750%), 5/12/2028	95,583
100,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, Series B2, 10.654% (1-month USLIBOR +5.500%), 9/1/2027	95,250
		TOTAL	190,833
		Consumer Products—0.5%
148,500		BCPE Empire Holdings, Inc., Term Loan–1st Lien, 9.844% (SOFR CME +4.750%), 12/11/2028	148,500
		Diversified Manufacturing—1.6%
199,000		Gates Global, LLC, 2022 Term Loan B4–1st Lien, Series B, 8.653% (SOFR CME +3.500%), 11/16/2029	198,031
150,000		Koppers, Inc., 2023 Term Loan B–1st Lien, Series B, 9.160% (SOFR CME +4.000%), 4/10/2030	148,875
99,750		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, Series B2, 10.307% (SOFR CME +5.000%), 3/2/2028	98,919
		TOTAL	445,825
		Finance Companies—0.4%
100,000		Belron Finance US, LLC, 2023 Term Loan–1st Lien, Series B, 7.832% (SOFR CME +2.750%), 4/18/2029	99,563
		Gaming—1.3%
50,000		Caesars Entertainment Corp., Term Loan B–1st Lien, Series B, 8.503% (SOFR CME +3.250%), 2/6/2030	49,524
69,000		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.093% (SOFR CME +6.000%), 4/2/2029	65,895
248,125		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, Series B, 8.947% (3-month USLIBOR +4.000%), 11/1/2026	245,023
		TOTAL	360,442
		Health Care—3.0%
197,990		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, Series B, 8.654% (1-month USLIBOR +3.500%), 8/24/2028	196,814
122,502		Curium BidCo S.a r.l., 2020 USD Term Loan–1st Lien, 9.409% (3-month USLIBOR +4.250%), 12/2/2027	119,439
150,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.414% (SOFR CME +2.000%), 11/15/2027	144,057
150,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.403% (SOFR CME +6.250%), 2/23/2029	131,250
150,000	[2]	Parexel International Corp., 2021 Term Loan–1st Lien, TBD, 11/15/2028	144,906
150,000		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, Series B, 10.403% (SOFR CME +5.250%), 3/2/2027	90,536
		TOTAL	827,002
		Industrial - Other—1.0%
97,867		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, Series B, 8.768% (SOFR CME +3.500%), 10/21/2028	95,889
98,241		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.909% (3-month USLIBOR +3.750%), 3/31/2028	95,171
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.753% (SOFR CME +4.500%), 4/5/2029	82,294
		TOTAL	273,354

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—1.6%
$ 99,750		Hub International Ltd., 2022 Term Loan B–1st Lien, Series B, 9.072% (SOFR CME +4.000%), 11/10/2029	$ 98,557
244,872		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, Series B, 8.903% (SOFR CME +3.750%), 2/17/2028	237,756
99,500		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.648% (SOFR CME +3.750%), 11/22/2029	97,867
		TOTAL	434,180
		Leisure—0.6%
150,000		Formula One Holdings Ltd., Term Loan B–1st Lien, Series B, 8.153% (SOFR CME +3.000%), 1/15/2030	149,850
		Lodging—0.6%
149,625		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 8.503% (SOFR CME +3.250%), 11/30/2029	149,583
		Media Entertainment—1.6%
120,893		Emerald Expo Holdings, Inc., 2017 Term Loan B–1st Lien, Series B, 7.660% (1-month USLIBOR +2.500%), 5/22/2024	120,310
147,987		Magnite, Inc., Term Loan–1st Lien, 10.154%–10.581% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%), 4/28/2028	145,275
97,631		NEP Group, Inc., Incremental Term Loan B–1st Lien, Series B, 9.268% (SOFR CME +4.000%), 10/20/2025	83,230
99,250		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.148% (SOFR CME +4.250%), 6/24/2029	96,024
		TOTAL	444,839
		Oil Field Services—0.5%
124,375		ChampionX Corp., 2022 Term Loan B1–1st Lien, Series B1, 8.393% (SOFR CME +3.250%), 6/7/2029	123,805
		Packaging—0.7%
107,825		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 9.018% (SOFR CME +3.750%), 12/1/2027	104,740
98,877		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.428% (SOFR CME +4.175%), 4/13/2029	93,834
		TOTAL	198,574
		Services—0.4%
125,000		Covetrus, Inc., Term Loan–1st Lien, 9.898% (SOFR CME +5.000%), 10/13/2029	115,290
		Technology—6.1%
99,500		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.545% (SOFR CME +4.500%), 8/15/2029	94,870
149,625		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.148% (SOFR CME +4.250%), 7/6/2029	147,209
166,668		Digi International, Inc., Term Loan B–1st Lien, Series B, 10.153% (1-month USLIBOR +5.000%), 11/1/2028	166,251
100,000	[2]	Emrld Borrower LP, Term Loan B–1st Lien, Series B, TBD, 5/31/2030	98,781
97,607		Gainwell Acquisition Corp., Term Loan B–1st Lien, Series B, 8.998% (SOFR CME +4.000%), 10/1/2027	92,269
98,610		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, Series B4, 9.154% (1-month USLIBOR +4.000%), 12/1/2027	96,022
98,190		Hyland Software, Inc., 2018 Term Loan–1st Lien, 8.654% (1-month USLIBOR +3.500%), 7/1/2024	96,217
247,423		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 8.164% (SOFR CME +3.250%), 3/15/2026	244,948
97,829		Nexus Buyer, LLC, Term Loan B–1st Lien, Series B, 9.003% (SOFR CME +3.750%), 11/9/2026	91,330
99,750		Open Text Corp., 2022 Term Loan B–1st Lien, 8.753% (SOFR CME +3.500%), 1/31/2030	99,501
100,000	[2]	Quartz Acquireco, LLC, Term Loan B–1st Lien, Series B, TBD, 4/14/2030	98,625
100,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 9.903% (SOFR CME +4.750%), 4/5/2030	97,588
100,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.271% (SOFR CME +5.250%), 5/3/2027	93,900
147,962		VS Buyer, LLC, Term Loan B–1st Lien, Series B, 8.384% (SOFR CME +3.000%), 2/28/2027	142,043
		TOTAL	1,659,554
		Transportation Services—0.9%
225,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, Series B, 8.798% (SOFR CME +3.750%), 10/20/2027	232,720
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $6,727,855)	6,688,790
		ASSET-BACKED SECURITIES—3.1%
		Automotive—0.4%
100,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	97,965
		Finance - Equipment—0.2%
50,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	49,784
		Finance Companies—2.5%
100,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	100,151
150,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	147,690

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 200,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	$ 198,935
150,000	[1]	Palmer Square Loan Funding Ltd. 2022-5A, Class C, 8.568% (SOFR CME +3.910%), 1/15/2031	146,482
100,000	[1]	Stratus CLO 2022-1A, Class D, 8.889% (SOFR +4.250%), 7/20/2030	96,669
		TOTAL	689,927
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $842,427)	837,676
		INVESTMENT COMPANIES—11.6%
74,905		Bank Loan Core Fund	643,435
2,527,481		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[3]	2,526,975
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,195,327)	3,170,410
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $28,336,437)	27,164,513
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	57,875
		TOTAL NET ASSETS—100%	$27,222,388
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$406,871	$2,575,116	$2,981,987
Purchases at Cost	$250,000	$2,613,199	$2,863,199
Proceeds from Sales	$—	$(2,660,763)	$(2,660,763)
Change in Unrealized Appreciation/Depreciation	$(13,436)	$(311)	$(13,747)
Net Realized Gain/(Loss)	$—	$(266)	$(266)
Value as of 5/31/2023	$643,435	$2,526,975	$3,170,410
Shares Held as of 5/31/2023	74,905	2,527,481	2,602,386
Dividend Income	$12,886	$20,684	$33,570

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at May 31, 2023 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and the calculation of the NAV. The Valuation Committee is also authorized to use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$16,467,637	$—	$16,467,637
Floating Rate Loans	—	6,688,790	—	6,688,790
Asset-Backed Securities	—	837,676	—	837,676
Investment Companies	3,170,410	—	—	3,170,410
TOTAL SECURITIES	$3,170,410	$23,994,103	$—	$27,164,513

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined